Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Revenues
Licensing (Note 3)	$ 377,554	$ 264,551
Up-front fees (Note 3)	0	78,985
Revenues	377,554	343,536
Cost of goods sold	0	33,068
Gross margin	377,554	310,468
Expenses
Research and development	947,845	2,132,261
Selling, general and administrative	523,231	1,207,243
Depreciation (Note 4)	102,699	125,284
Expenses	1,573,775	3,464,788
Loss from operations	(1,196,221)	(3,154,320)
Net foreign exchange (loss) gain	22,788	(11,332)
Interest income	0	11
Interest expense	(573,940)	(58,808)
Net loss and comprehensive loss	$ (1,747,373)	$ (3,224,449)
Loss per common share, basic and diluted	$ (.08)	$ (.16)
Weighted average number of common shares outstanding, basic and diluted	23,210,297	20,058,207